Fair Value Measurements - Changes in fair value measurements (Details) - Level 3 $ in Thousands	6 Months Ended
Jul. 31, 2026 USD ($)
Fair value measurements in Level 3 of the fair value inputs
Balance at the beginning	$ 10,761
Increase from acquisitions	6,507
Charges (recovery) through profit or loss	$ 237
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment and Other Income
Effect of movements in foreign exchange and other	$ 36
Balance at the end	$ 17,541